Related Party and Former Parent Transactions (Details) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($) item	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) item	Jun. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party and Former Parent Transactions
Tax Receivable Agreement.	$ 264,600	$ 264,600			$ 264,600		$ 264,600
Number Of Related Party In Key Management | item		1			1
Onex Partners Advisor LP
Related Party and Former Parent Transactions
Consulting fee in operating expenses	$ 30	$ 158	$ 208	$ 208	$ 389	$ 416	$ 419	$ 624	$ 920	$ 1,230
Interest per annum (as a percent)	0.10%	0.10%			0.10%		0.10%		0.10%
Interest expense	$ 0	$ 112	223	226	$ 327	452	$ 327	675	$ 905	1,557
Outstanding liability	30	51			51		30		450	162
Management Fee Expense	5,400	5,400			5,400
Baring
Related Party and Former Parent Transactions
Consulting fee in operating expenses	0	79	167	167	246	334	246	501	669	854
Outstanding liability	0	79			79		0		334	641
Management Fee Expense	2,100	2,100			2,100
Controlled affiliate of Baring
Related Party and Former Parent Transactions
Outstanding liability	166	145			145		166		120	199
Payments to related party	126	78	$ 59	$ 59	318	$ 288	444	$ 288	531	388
Member of key management
Related Party and Former Parent Transactions
Outstanding liability	0	0			0		0		332
Payments to related party	0	$ 200			$ 278		278		$ 865
Chief Executive Officer [Member]
Related Party and Former Parent Transactions
Outstanding liability	0						0
Payments to related party	$ 481						$ 481
Publons
Related Party and Former Parent Transactions
Payments to related party										$ 716